Consolidated Statements of Stockholders' Equity (FY) - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 1,081		$ 301,008	$ (254,640)	$ 47,449
Balance, shares at Dec. 31, 2021	1,830	3,222,037
Conversion of preferred stock to common stock	$ (1,081)		1,081
Conversion of preferred stock to common stock, shares	(1,830)	152,500
Issuance of common stock, net of issuance costs			1,382		1,382
Issuance of common stock, net of issuance costs, shares		252,013
Adjustment due to reverse stock split
Adjustment due to reverse stock split, shares		12,635
Stock-based compensation			1,114		1,114
Net loss				(18,836)	(18,836)
Balance at Dec. 31, 2022			304,585	(273,476)	31,109
Balance, shares at Dec. 31, 2022		3,639,185
Issuance of common stock, net of issuance costs			53		53
Issuance of common stock, net of issuance costs, shares		13,100
Stock-based compensation			296		296
Net loss				(4,448)	(4,448)
Balance at Mar. 31, 2023			304,934	(277,924)	27,010
Balance, shares at Mar. 31, 2023		3,652,285
Balance at Dec. 31, 2022			304,585	(273,476)	31,109
Balance, shares at Dec. 31, 2022		3,639,185
Net loss					(12,038)
Balance at Sep. 30, 2023			305,395	(285,514)	19,881
Balance, shares at Sep. 30, 2023		3,652,285
Balance at Dec. 31, 2022			304,585	(273,476)	31,109
Balance, shares at Dec. 31, 2022		3,639,185
Issuance of common stock, net of issuance costs			53		53
Issuance of common stock, net of issuance costs, shares		13,100
Stock-based compensation			954		954
Net loss				(14,121)	(14,121)
Balance at Dec. 31, 2023			305,592	(287,597)	17,995
Balance, shares at Dec. 31, 2023		3,652,285
Balance at Mar. 31, 2023			304,934	(277,924)	27,010
Balance, shares at Mar. 31, 2023		3,652,285
Stock-based compensation			255		255
Net loss				(3,816)	(3,816)
Balance at Jun. 30, 2023			305,189	(281,740)	23,449
Balance, shares at Jun. 30, 2023		3,652,285
Stock-based compensation			206		206
Net loss				(3,774)	(3,774)
Balance at Sep. 30, 2023			305,395	(285,514)	19,881
Balance, shares at Sep. 30, 2023		3,652,285
Balance at Dec. 31, 2023			305,592	(287,597)	17,995
Balance, shares at Dec. 31, 2023		3,652,285
Stock-based compensation			198		198
Net loss				825	825
Balance at Mar. 31, 2024			305,790	(286,772)	19,018
Balance, shares at Mar. 31, 2024		3,652,285
Balance at Dec. 31, 2023			305,592	(287,597)	17,995
Balance, shares at Dec. 31, 2023		3,652,285
Net loss					(7,573)
Balance at Sep. 30, 2024			306,090	(295,170)	10,920
Balance, shares at Sep. 30, 2024		3,652,285
Balance at Mar. 31, 2024			305,790	(286,772)	19,018
Balance, shares at Mar. 31, 2024		3,652,285
Stock-based compensation			103		103
Net loss				(5,811)	(5,811)
Balance at Jun. 30, 2024			305,893	(292,583)	13,310
Balance, shares at Jun. 30, 2024		3,652,285
Stock-based compensation			197		197
Net loss				(2,587)	(2,587)
Balance at Sep. 30, 2024			$ 306,090	$ (295,170)	$ 10,920
Balance, shares at Sep. 30, 2024		3,652,285